Legal Proceedings - Additional Information (Detail)	1 Months Ended
	Aug. 05, 2011 Lina LegalMatter	Jan. 01, 2011 Deep9 LegalMatter	Jul. 24, 2012 Technology Properties Limited LegalMatter	Jun. 06, 2011 LSI Corporation LegalMatter	Jun. 14, 2013 Adrea LLC Subsequent Event LegalMatter	Apr. 17, 2012 Kevin Khoa Nguyen LegalMatter	Oct. 11, 2011 Dustin Torrez LegalMatter	Apr. 23, 2013 Kenneth Jones LegalMatter	Jan. 25, 2013 Steven Trimmer LegalMatter
Loss Contingencies [Line Items]
Number of putative shareholder derivative complaints filed	1	1	1	1	1	1	1	1	1